Long-Term Debt - Additional Information (Detail) € in Millions, $ in Millions, $ in Millions						12 Months Ended
	Feb. 16, 2021 CAD ($)	Feb. 16, 2021 USD ($)	May 08, 2020 CAD ($)	May 08, 2020 USD ($)	Feb. 04, 2020 CAD ($)	Jan. 31, 2022 CAD ($)	Jan. 31, 2022 USD ($)	Jan. 31, 2022 EUR (€)	Jan. 31, 2021 CAD ($)	Jan. 31, 2021 EUR (€)	Jan. 31, 2022 USD ($)	Jan. 31, 2022 EUR (€)	Jan. 31, 2021 EUR (€)	Feb. 04, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Transaction costs						$ 44.1			$ 12.7
Research and development expense						289.8			242.3
Unamortized Transaction Costs						$ 3.6			$ 29.5
Term loan facility maximum borrowing capacity		$ 597.0
Term facility [member]
Disclosure of detailed information about borrowings [line items]
Principal amount of term facility														$ 335.0
Transaction costs	$ 4.0				$ 6.7
Percentage of minimum repayment of borrowings						0.25%	0.25%	0.25%
Repayment of borrowings						$ 19.3	$ 15.2
Outstanding nominal amount											$ 1,492.4
Unamortized Transaction Costs					$ 6.0
Term loans [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Maturity date						Mar. 2022	Mar. 2022	Mar. 2022	Dec. 2021	Dec. 2021
Borrowings, interest rate						0.75%			0.75%		0.75%	0.75%	0.75%
Term loans [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Maturity date						Dec. 2030	Dec. 2030	Dec. 2030	Dec. 2030	Dec. 2030
Borrowings, interest rate						1.90%			1.60%		1.90%	1.90%	1.60%
Term loans [member] | Austrian government programs [member
Disclosure of detailed information about borrowings [line items]
Outstanding nominal amount						$ 29.1			$ 13.1			€ 19.7	€ 8.9
Loan interest maturity description						interest rate varying between 0.88% and 0.93% with a maturity date in December 2029	interest rate varying between 0.88% and 0.93% with a maturity date in December 2029	interest rate varying between 0.88% and 0.93% with a maturity date in December 2029	interest rates between 0.80% and 1.12% and maturities between December 2024 and December 2030.	interest rates between 0.80% and 1.12% and maturities between December 2024 and December 2030.
Research and development expense						$ 2.9		€ 2.0	$ 1.5	€ 1.0
Term loans [member] | Austrian government COVID-19 program [Member]
Disclosure of detailed information about borrowings [line items]
Maturity date									December 2024	December 2024
Repayment of borrowings						$ 30.9		€ 20.0	$ 0.3	€ 0.2
Outstanding nominal amount									116.2				€ 75.0
Grant recognized between fair value of the term loans at inception and the cash received									$ 7.6	€ 4.9
Term loans [member] | Austrian government COVID-19 program [Member] | First year [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									1.45%				1.45%
Term loans [member] | Austrian government COVID-19 program [Member] | Second year [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									1.90%				1.90%
Term loans [member] | Austrian government COVID-19 program [Member] | Third year [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									2.80%				2.80%
Term facility B-1 [member]
Disclosure of detailed information about borrowings [line items]
LIBOR floor rate						0.00%	0.00%	0.00%
Increased amount of borrowings		300.0
Outstanding nominal amount		$ 1,507.6
Unamortized Transaction Costs	29.2
Term facility B-1 [member] | Single Tranche [Member]
Disclosure of detailed information about borrowings [line items]
Reduction in cost of borrowing percentage					0.50%
Term facility B-1 [member] | Single Tranche [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Maturity date					May 2025
Term facility B-1 [member] | Single Tranche [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Maturity date					May 2027
Term facility B-1 [member] | LIBOR [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						2.00%					2.00%	2.00%
Term facility B-1 [member] | U.S. base rate plus interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						1.00%					1.00%	1.00%
Term facility B-1 [member] | U.S. prime rate plus interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						1.00%					1.00%	1.00%
Term facility B-2 [member]
Disclosure of detailed information about borrowings [line items]
Maturity date						May 2027	May 2027	May 2027
Transaction costs			$ 35.2
LIBOR floor rate									1.00%	1.00%
Increased amount of borrowings				$ 600.0
Repayment of borrowings	$ 15.1
Term facility B-2 [member] | LIBOR [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis									5.00%				5.00%
Term facility B-2 [member] | U.S. base rate plus interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis									4.00%				4.00%
Term facility B-2 [member] | U.S. prime rate plus interest [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis									4.00%				4.00%